Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended							12 Months Ended			12 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2009 Term Loan [Member]	Dec. 31, 2011 2020 Senior Notes [Member]	Dec. 31, 2011 New Revolving Credit Agreement [Member]	Feb. 17, 2012 New Revolving Credit Agreement [Member]	Feb. 17, 2011 New Revolving Credit Agreement [Member]	Dec. 31, 2011 Predecessor Revolving Credit Facilities [Member]	Dec. 31, 2011 November 18, 2011 Predecessor Revolving Credit Facilities [Member]	Dec. 31, 2011 New Term Loan A [Member]	Dec. 31, 2011 New Term Loan B [Member]	Dec. 31, 2011 Demand Promissory Note [Member]	Feb. 17, 2012 Demand Promissory Note [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Dec. 31, 2011 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2010 6.125% Senior Notes Due 2016 [Member]	Apr. 21, 2006 6.125% Senior Notes Due 2016 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2010 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2009 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	May 21, 2008 3.75% Convertible Senior Subordinated Notes Due 2028 [Member]	Dec. 31, 2011 Knoxville Credit Agreement [Member]	Sep. 30, 2011 Knoxville Credit Agreement [Member]	Nov. 18, 2011 Knoxville Credit Agreement, Revolving Credit Facilities [Member]	Nov. 18, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2016 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2015 [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] First Ninety Day Period [Member]	Dec. 31, 2011 7.375% Senior Notes Due 2020 [Member] Each Subsequent Ninety Day Period [Member]	Mar. 01, 2007 Predecessor Credit Facilities [Member]	Dec. 31, 2011 Predecessor Term Loan [Member]	Dec. 31, 2010 Predecessor Term Loan [Member]	Dec. 31, 2009 Predecessor Term Loan [Member]	Dec. 31, 2011 November 18, 2011 Knoxville Credit Agreement [Member] Term Loan [Member]	Dec. 31, 2011 November 18, 2011 Knoxville Credit Agreement [Member] Revolving Credit Facilities [Member]	Dec. 31, 2011 November 18, 2011 Predecessor Term Loan [Member]	Dec. 31, 2011 Maximum [Member] 7.375% Senior Notes Due 2020 [Member] Prior To January 15, 2015 [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Debt instrument, issuance date												February 16, 2007
Debt instrument, maturity date								Jan. 15, 2020											Apr. 15, 2016			May 01, 2028
Debt instrument, face amount														$ 725,000,000	$ 1,400,000,000						$ 400,000,000	$ 91,400,000				$ 250,000,000				$ 875,000,000						$ 3,250,000,000				$ 360,000,000	$ 150,000,000	$ 2,750,000,000
Revolving credit facilities, maximum borrowing capacity									500,000,000				500,000,000					5,000,000										150,000,000
Credit facility, term (years)									5				6	5	7																											7
Debt instrument, interest rate																			6.125%			3.75%								7.375%	7.375%
Original issue discount rate															1.00%
Debt instrument, interest payment terms																			bear interest at a fixed rate of 6.125% per annum, payable semi-annually in arrears on April 15 and October 15.												bear interest at the rate of 7.375% per annum, payable semi-annually in arrears on January 15 and July 15 of each year
Component of the liquidity calculation to determine if there was a springing in maturities under the new credit facility.									200,000,000
Percentage of quarterly payments to amortize the loan's face value																																										1.00%
Percentage of prepayment premium of loan agreement equal to principal amount prepaid during the first year															1.00%
Percentage of net cash proceeds received from certain asset sells that must be repaid under the company's new credit facility									100.00%
Percentage of net cash proceeds from issuance of certain new debt that must be repaid under the Company's new credit facility									100.00%
Maximum percentage Excess Cash Flow to repay		50.00%
Percentage of the Company's excess cash flow that must be repaid under the Company's new credit facility									50.00%
Amount of principal payment based on the annual Excess Cash Flow requirements																																					0	0	18,400,000
Principal prepayment		2,869,380,000	40,147,000	127,073,000																																			25,000,000
Deferred debt issuance costs written off	24,600,000	24,595,000		444,000		13,600,000	400,000																				10,400,000
Additional borrowing amount																													29,200,000
Revolving credit facilities, outstanding standby letter of credit	104,400,000	104,400,000			54,100,000						51,900,000
Standby letters of credit maximum limit amount									75,000,000
Revolving credit facilities, current amount available for borrowing											448,100,000
Debt effective interest rate									3.30%	3.20%				3.20%	4.50%	2.60%	2.50%
Interest rate swap contract, fixed interest rate	6.7445%	6.7445%
Notional amount of interest rate swap contract	2,027,400,000	2,027,400,000
Interest rate swap contracts term, in years		7
Demand note, maximum borrowing capacity																10,000,000
Interest rate terms																Interest will be payable monthly and determined using a LIBOR-based rate, plus 2.0%.
Interest payable LIBOR-based rate, plus percentage																2.00%
Debt maturity date																						2028									2020
Floor of base rate		1.00%
Convertible subordinated debt, redemption percentage																						100.00%
Conditions surrounding the redemption of the Company's Senior Notes		Prior to January 15, 2016, the Company may redeem the 2020 Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the notes being redeemed, plus a "make-whole" premium and accrued and unpaid interest. Prior to January 15, 2015, the Company may also redeem up to 35% of the original principal amount of the 2020 Senior Notes with the proceeds from certain equity offerings at a redemption price of 107.375% of the principal amount of the notes being redeemed, plus accrued and unpaid interest.
Senior Notes, redemption percentage																																100.00%	107.375%										35.00%
The percentage of the conversion price of the Company's common stock used to determine if the Company's convertible notes are convertible																						130.00%
Percentage of issue price to qualified institutional buyers																														100.00%
Threshold percentage of the product of the last reported sales price of the Company's common stock.																						98.00%
Initially set conversion rate, shares																						85.034
The Principle amount of each convertible note																						1,000
Conversion price, per share																						$ 11.76
Principal face amount repurchased during the period																								108,600,000	50,000,000
Percentage the notes were repurchased in the open market of their principal face amount																								62.40%
Gains on extinguishment of debt				16,202,000																				16,200,000
Long-term debt, discount amount																			1,584,000	1,953,000		9,802,000	13,352,000			58,100,000
Increase in additional paid-in capital due to discount on debt																						34,000,000
Amortization period, in years																						2.3
Effective interest rate																						8.80%
Interest expense																						7,300,000	7,000,000	7,800,000
Purchase price as a percentage of face value for a note holder redemption of the Senior Notes due 2020 in the event of a change of control																															101.00%
Per annum percentage rate increase in the event of a failure to register the Company's Senior Notes due 2020 within 90 days of November 16, 2012																																		0.25%
Per annum interest rate in the event of a failure to register the Company's Senior Notes due 2020 within 90 each 90 day period after the initial 90 day period after November 16, 2012																																			0.25%
Maximum per annum increase in the interest rate of the Company's Senior Notes due 2020 in the event of a failure to register the Company's Senior Notes due 2020.																															1.00%
Capitalized interest		6,000,000	2,700,000	4,800,000
Quarterly principal payments															3,500,000
Percentage of quarterly payments of term loan in year one														7.50%
Percentage of quarterly payments of term loan in year two														7.50%
Percentage of quarterly payments of term loan in year three														10.00%
Percentage of quarterly payments of term loan in year four														15.00%
Percentage of quarterly payments of term loan in year five														60.00%
Number of days prior to the maturity of the Company's Senior Notes due 2016 that caused a springing maturity of the Company's New Credit Facility as the date so specified									91
Collateralized account receivable									526,700,000
Collateralized supplies									92,400,000
Collateralized property, plant and equipment, net									1,957,800,000
Expected derivative counterparty payments in next year	$ 87,000,000	$ 87,000,000